Subsidiary Guarantor Information for Koppers Inc. Senior Notes (Narrative) (Details) (Senior Notes [Member], USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 01, 2009
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 300,000,000	$ 300,000,000	$ 300,000,000